UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Name of Registrant: Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:

Gregory B. McShea

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Item 1.	Report to Shareholders.

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund

Semi-Annual Report to Shareholders

June 30, 2005

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts) (Unaudited)

June 30, 2005
Net Asset Value	$415,671
Per Share	$14.26
Market Value Per Share	$13.07
Net Investment Income	$15,774
Per Common Share	$0.54
Dividends Paid to Common Shareholders	$11,479
Per Common Share	$0.39
Dividends Paid to Preferred Shareholders	$2,897
Per Share	$0.10

The Fund

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (“WIA” or the “Fund”) is a closed-end, diversified management investment company which seeks to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Substantially all of the Fund’s net investment income (after payment of dividends to holders of preferred shares and interest in connection with other forms of leverage (if applicable)) is distributed to the Fund’s common shareholders. A Dividend Reinvestment Plan is available to those common shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they are traded under the symbol WIA.

Performance Information

Total return on market value measures investment performance in terms of appreciation or depreciation in market value per share, plus dividends and any capital gain distributions. Total return on net asset value measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. Total return on market value assumes that dividends and distributions were reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return on net asset value assumes that dividends and distributions were reinvested at net asset value. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

	Second Quarter 2005	Six Months Ended June 30, 2005	One Year	Average Annual Return Since InceptionA
Total Fund Investment Return Based on:
Market Value	1.03%	1.11%	7.79%	(2.02)%
Net Asset Value	2.98%	1.59%	7.83%	5.48%
Barclays U.S. Government Inflation-Linked 1-10 year IndexB	2.29%	1.50%	6.52%	5.15%
Barclays U.S. Government Inflation-Linked Index (All Maturities)C	3.02%	2.67%	9.35%	7.35%

A	The Fund’s inception date is September 30, 2003.
B	This index is the 1 to 10 year component of the Barclays Global Inflation-Linked Bond Index.
C	This index is the U.S. component of the Barclays Global Inflation-Linked Bond Index, which measures the performance of the major government inflation-linked bond markets.

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit http://www.westernclaymore.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

Investment Policies

The Fund’s investment policies include, among others, that its portfolio be invested as follows:

•	At least 80% of total managed assetsD in U.S. Treasury Inflation Protected Securities.

•	Up to 20% of total managed assets in corporate bonds or other securities and instruments.

Preferred shares, together with other forms of leverage (including reverse repurchase agreements and dollar roll transactions), will not exceed 38% of the Fund’s total managed assets.

Dividend Reinvestment Plan

The Fund and EquiServe Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WIA, offer a convenient way to add shares of WIA to your account. WIA offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WIA unless the shareholder elects otherwise by contacting the Agent at the address set forth below.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WIA, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, less estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WIA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

Additional Information Regarding the Plan

WIA will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., c/o Computershare Investor Services P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number (800) 426-5523.

D	“Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage).

Semi-Annual Report to Shareholders

Schedule of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-345-7999, visiting the Fund’s website (http://www.westernclaymore.com), or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). You may request a free report regarding the Fund’s voting of proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Semi-Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

June 30, 2005

The pie chart and bar chart above represent the Fund’s portfolio as of June 30, 2005. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation Protected Securities are unrated, but are backed by the full faith and credit of the government of the United States of America and are therefore considered by the Fund’s investment adviser to be comparable to bonds rated AAA/Aaa.

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES	VALUE

Long-Term Securities	148.4%

U.S. Government and Agency Obligations	120.9%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$46,122	$44,983	A,B
United States Treasury Inflation-Protected Security		3.000%	7/15/12	47,124	51,759	A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	312,860	322,258	A
United States Treasury Inflation-Protected Security		2.000%	7/15/14	51,608	53,178	A
United States Treasury Inflation-Protected Security		1.625%	1/15/15	30,516	30,406	A

Total U.S. Government and Agency Obligations (Identified Cost—$496,830)					502,584
Corporate Bonds and Notes	23.3%

Aerospace/Defense	0.3%
The Boeing Company		6.125%	2/15/33	1,150	1,327

Automotive	3.6%
Ford Motor Company		7.450%	7/16/31	7,435	6,207
Ford Motor Company		8.900%	1/15/32	2,175	1,985
General Motors Corporation		8.375%	7/15/33	8,355	6,977

					15,169

Banking and Finance	0.3%
Fuji Company Ltd.		9.870%	12/31/49	1,025	1,161C

Cable	0.5%
Comcast Corporation		6.500%	1/15/15	1,900	2,118

Chemicals	0.7%
The Dow Chemical Company		7.375%	11/1/29	2,435	3,145

Computer Services and Systems	1.1%
Electronic Data Systems Corporation		7.450%	10/15/29	4,225	4,502

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES	VALUE

Corporate Bonds and Notes—Continued

Electric	2.0%
Dominion Resources, Inc.		6.250%	6/30/12	$1,665	$1,808
FirstEnergy Corporation		7.375%	11/15/31	5,375	6,570

					8,378

Energy	1.5%
CenterPoint Energy, Inc.		6.850%	6/1/15	510	570
Duke Energy Corporation		6.450%	10/15/32	1,150	1,311
Pacific Gas and Electric Company		6.050%	3/1/34	4,000	4,408

					6,289

Environmental Services	1.5%
Waste Management, Inc.		7.750%	5/15/32	4,995	6,337

Food, Beverage and Tobacco	2.0%
Altria Group, Inc.		7.750%	1/15/27	3,455	4,149
Kraft Foods Inc.		6.500%	11/1/31	2,175	2,557
Tyson Foods, Inc.		7.000%	1/15/28	1,280	1,459

					8,165

Media	1.6%
News America Inc.		7.625%	11/30/28	1,790	2,162
Time Warner Inc.		7.700%	5/1/32	3,500	4,427

					6,589

Medical Care Facilities	1.0%
HCA, Inc.		5.750%	3/15/14	4,000	3,982

Oil and Gas	2.7%
Amerada Hess Corporation		7.300%	8/15/31	3,000	3,620
Amerada Hess Corporation		7.125%	3/15/33	895	1,061
Conoco Inc.		6.950%	4/15/29	900	1,130
Devon Energy Corporation		7.950%	4/15/32	3,300	4,341
Kinder Morgan Energy Partners, L.P.		7.300%	8/15/33	900	1,092

					11,244

Paper and Forest Products	0.5%
Weyerhaeuser Company		7.375%	3/15/32	1,700	2,005

Photo Equipment and Supplies	0.3%
Eastman Kodak Company		7.250%	11/15/13	1,200	1,262

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES		VALUE

Corporate Bonds and Notes—Continued

Special Purpose	3.2%
DaimlerChrysler NA Holding Corporation		8.500%	1/18/31	$3,840		$4,865
Sprint Capital Corporation		8.750%	3/15/32	4,610		6,413
Verizon Global Funding Corporation		7.750%	6/15/32	1,665		2,160

						13,438

Telecommunications (Cellular/Wireless)	0.5%
AT&T Wireless Services Inc.		8.750%	3/1/31	1,410		1,976

Total Corporate Bonds and Notes (Identified Cost—$91,701)						97,087
Yankee BondsD	4.0%

Foreign Governments	3.0%
Russian Federation		5.000%	3/31/30	6,200		6,922E
United Mexican States		11.500%	5/15/26	1,410		2,263
United Mexican States		8.300%	8/15/31	470		585
United Mexican States		7.500%	4/8/33	2,290		2,628

						12,398

Manufacturing (Diversified)	N.M.
Tyco International Group SA		6.375%	10/15/11	10		11

Special Purpose	1.0%
Deutsche Telekom International Finance BV		8.750%	6/15/30	2,175		2,945
UFJ Finance Aruba AEC		6.750%	7/15/13	1,025		1,143

						4,088

Total Yankee Bonds (Identified Cost—$14,975)						16,497
Preferred Stocks	0.2%
Fannie Mae		7.000%		17	shs	926	F

Total Preferred Stocks (Identified Cost—$835)						926

Total Long-Term Securities (Identified Cost—$604,341)						617,094
Short-Term Securities	0.1%

Options PurchasedG	0.1%
U.S. Treasury Note Futures Call, September 2005, Strike Price $115.00				915H		314

Total Short-Term Securities (Identified Cost—$319)						314

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund—Continued

	% OF NET ASSETS		VALUE

Total Investments (Identified Cost—$604,660)	148.5%		$617,408
Other Assets Less Liabilities	0.8%		3,263
Liquidation Value of Preferred Shares	(49.3)%		(205,000)

Net Assets Applicable to Common Shareholders	100.0%		$415,671

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenG
U.S. Treasury Bond Futures	September 2005	119	$(163)
U.S. Treasury Note Futures	September 2005	689	(356)

			$(519)

Options WrittenG
U.S. Treasury Note Futures Call, Strike Price $111	September 2005	915	$(447)

A	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	Collateral to cover options and futures contracts written.
C	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 0.3% of net assets.
D	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
E	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
F	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of June 30, 2005.
G	Options and futures are discussed in more detail in the notes to financial statements.
H	Par shown represents actual number of contracts.

N.M. Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Assets:
Investments, at value (Identified Cost—$604,341)		$617,094
Options purchased (Identified Cost—$319)		314
Cash		438
Interest receivable		6,437

Total assets		624,283

Liabilities:
Options written (Proceeds—$1,926)	$2,373
Income distribution payable to common shareholders	510
Income distribution payable to preferred shareholders	26
Futures variation margin payable	211
Accrued advisory fee	218
Accrued administration fee	8
Accrued servicing agent fee	82
Accrued expenses	184

Total liabilities		3,612

Preferred Shares:
No par value, 8 shares authorized, issued and outstanding, $25 liquidation value per share (Note 5)		205,000

Net Assets Applicable to Common Shareholders		$415,671

Summary of Shareholders’ Equity:
Common shares, no par value, unlimited number of shares authorized, 29,153 shares issued and outstanding (Note 4)		$414,277
Under/(over) distributed net investment income		1,964
Accumulated net realized gain/(loss) on investments, options and futures		(12,352)
Net unrealized appreciation/(depreciation) on investments, options and futures		11,782

Net Assets Applicable to Common Shareholders		$415,671

Net asset value per common share ($415,671 ÷ by 29,153 common shares issued and outstanding)		$14.26

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands) (Unaudited)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2005
Investment Income:
Interest income	$18,633
Dividend Income	29

Total Income	18,662

Expenses:
Advisory and administration fees	1,337
Servicing agent fees	483
Audit and legal fees	129
Custodian fees	65
Preferred share agent fee	12
Proxy expense	39
Registration fees	13
Reports to shareholders	42
Preferred dividend auction agent fee expense	258
Transfer agent and shareholder serving expense	14
Trustees’ fees and expenses	58
Other expenses	12

Total operating expenses	2,462
Less: Compensating balance credits	(3)
Interest expense	429

Total expenses	2,888

Net Investment Income	15,774

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	4,086
Options	(3,245)
Futures	(1,770)
Unrealized appreciation/(depreciation) of investments, options and futures	(5,555)

Net Realized and Unrealized Gain/(Loss) on Investments	(6,484)

Change in Net Assets Resulting From Operations	9,290
Dividends to Auction Preferred Shareholders from Net Investment Income	(2,897)

Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	$6,393

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
Increase in Net Assets Applicable to Common Shareholders:	(Unaudited)
Net investment income	$15,774	$28,662A
Net realized gain/(loss) on investments, options and futures	(929)	(11,893)
Unrealized appreciation/(depreciation) on investments, options and futures	(5,555)	16,134

Increase in net assets resulting from operations	9,290	32,903
Dividends to preferred shareholders from net investment income	(2,897)	(3,204	)A

Change in Net Assets Applicable to Common Shareholders Resulting From Operations	6,393	29,699

Distributions to Common Shareholders:
From net investment income	(11,479)	(24,968)

Capital Transactions:
Reinvestment of dividends resulting in the issuance of common shares	—	2,816

Net increase (decrease) in net assets applicable to common shareholders	(5,086)	7,547

Net Assets:
Beginning of period	420,757	413,210

End of period	$415,671	$420,757

Under/(over) distributed net investment income	$1,964	$566

A	These amounts have been re-stated from the amounts previously reported. See Note 9 in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31, 2004		FOR THE PERIOD ENDED DECEMBER 31, 2003A
Per Share Operating Performance:	(Unaudited)
Net asset value, beginning of period	$14.43		$14.28		$14.33	B

Net investment income	.54		.98	I	.16
Net realized and unrealized gain/(loss) on investments	(.22)		.14		(.01)

Total from investment operations	.32		1.12		.15

Dividends paid to preferred shareholders	(.10)		(.11	)I	—

Total from investment operations applicable to common shareholders	.22		1.01		.15

Dividends paid to common shareholders from net investment income	(.39)		(.86)		(.16)

Offering costs charged to paid-in capital	—		—		(.04)

Net asset value, end of period	$14.26		$14.43		$14.28

Market value, end of period	$13.07		$13.31		$15.10

Average market value per share	$13.41		$14.00		$15.20

Total Investment Return Based On:C
Market value	1.11%		(6.04)%		1.58%
Net asset value	1.59%		7.47%		0.56	%D

Ratios And Supplemental Data:
Ratio of expenses to average weekly net assets (including interest expense) attributable to:
Common shares	1.41	%E	1.25	%I	1.38	%E
Total managed assetsF	.90	%E	.80	%I	.97	%E
Ratio of net investment income to average weekly net assets attributable to:
Common shares	7.67	%E	6.86	%I	4.73	%E
Total managed assetsF	4.90	%E	4.41	%I	3.35	%E

Asset coverage on preferred shares, end of periodG	303%		305%		303%
Portfolio turnover rate	26%H		88%		2%H
Net assets at end of period (in thousands)	$415,671		$420,757		$413,210

A	For the period September 30, 2003 (commencement of operations) to December 31, 2003.
B	Net of sales load of $0.675 on initial shares issued.
C	Total return based on market value reflects changes in market value. Total return based on net asset value reflects changes in the Fund’s net asset value during the period. Each figure includes reinvestments of distributions. These figures will differ depending on the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
D	Total return on NAV includes offering costs. If offering costs were excluded, the total return would be 0.77%.
E	Annualized.
F	Includes liquidation value of preferred shares.
G	Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the value of outstanding preferred stock.
H	Not annualized.
I	These amounts have been re-stated from the amounts previously reported. See Note 9 in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (“Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, closed-end management investment company. The Fund commenced operations on September 30, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value pursuant to procedures adopted by the Board of Trustees. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agencies) aggregated $113,129 and $80,538, respectively, for the six months ended June 30, 2005. Purchases and sales of U.S. government and government agency obligations were $50,568 and $97,341, respectively, for the six months ended June 30, 2005.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

Distributions to Common Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividends earned less expenses. All premiums and discounts are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security, and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid monthly. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2005, the Fund earned compensating balance credits of $3.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income

Semi-Annual Report to Shareholders

tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. The Fund had unused capital loss carryforwards for federal income tax purposes at December 31, 2004, of $478 expiring in 2011 and $11,577 expiring in 2012.

3. Financial Instruments:

Options Transactions

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the portfolio of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Activity in written call and put options during the six months ended June 30, 2005 was as follows:

	Calls		Puts
	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at December 31, 2004	750	$2,258	—	$—
Options written	1,648	2,472	—	—
Options closed	(692)	(519)	—	—
Options expired	—	—	—	—
Options exercised	(791)	(2,285)	—	—

Options outstanding at June 30, 2005	915	$1,926	—	$—

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreement unless Western Asset Management Company (the “Investment Adviser”) believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under the swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Fund had no open swap agreements at June 30, 2005.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The open futures positions and related appreciation or depreciation at June 30, 2005 are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

For the six months ended June 30, 2005, the average amount of reverse repurchase agreements outstanding was $30,308 and the daily weighted average interest rate was 2.70%. The Fund had no reverse repurchase agreements outstanding at June 30, 2005.

4. Common Shares:

Of the 29,153 shares of common stock outstanding at June 30, 2005, the Investment Adviser owned 7 shares and 321 shares had been issued pursuant to the Dividend Reinvestment Plan.

5. Preferred Shares (amounts are not in thousands):

There are 8,200 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 8,200 Preferred Shares outstanding consist of five series: 1,640 shares each of Series M, Series T, Series W, Series TH, and Series F. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on all series of Preferred Shares are cumulative and are paid at a rate typically reset every seven days, based on the results of an auction. Dividend rates ranged from 2.15% to 3.46% from January 1, 2005 to June 30, 2005; the average rate was

Semi-Annual Report to Shareholders

2.82%. Under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect at least two Trustees of the Fund.

6. Securities Loaned:

The Fund may lend its portfolio securities in order to earn income. The Fund will receive collateral in cash or high quality securities at least equal to the current value of the loaned securities. The Fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities. As of June 30, 2005, there were no securities on loan.

7. Transactions With Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company (“Investment Adviser”), which provides for payment of a monthly fee computed at the annual rate of 0.40% of the Fund’s average weekly assets. “Average weekly assets” means the average weekly value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating “average weekly assets,” neither the liquidation preference of any preferred shares outstanding nor any liabilities associated with any instrument or transactions used by the Investment Adviser to leverage the Fund’s portfolio (whether or not such instruments or transactions are “covered” as described in the prospectus) is considered a liability.

Claymore Securities, Inc. (“Servicing Agent”) acts as servicing agent for the Fund. For its services, the Servicing Agent receives an annual fee from the Fund, payable monthly in arrears, which is based on the Fund’s average weekly assets in a maximum amount equal to 0.15% of the Fund’s average weekly assets.

Under an administrative agreement with the Fund, Legg Mason Fund Adviser, Inc. (“Administrator”), an affiliate of the Investment Manager, provides certain administrative and accounting functions for the Fund. In consideration for these services, the Fund pays the Administrator a monthly fee at an annual rate of $100.

8. Trustee Compensation (amounts are not in thousands):

Each Independent Trustee currently receives a fee of $15,000 annually for serving as a Trustee of the Fund and a fee of $1,000 and related expenses for each meeting of the Board of Trustees attended. The Chairman of the Board receives an additional $2,000 per year for serving in that capacity. Audit Committee members receive $500 for each meeting, and the Audit Committee Chairman receives an additional $1,500 annually. Other committee members receive $500 per meeting.

9. Restatement (amounts are not in thousands):

The December 31, 2004, annual report incorrectly accounted for $530,196 of preferred dividend auction agent fee expense in dividends paid to preferred shareholders. As a result, the December 31, 2004, annual report incorrectly reported the per share amounts for net investment income, dividends paid to preferred shareholders, ratios of expenses attributable to both common shares and total managed assets and net investment income attributable to both common shares and total managed assets. The per share amounts for net investment income and dividends paid to preferred shareholders were incorrectly reported in the Financial Highlights as $1.00 and $(0.13) per share, respectively. The ratios of expenses attributable to common shares and total managed assets were incorrectly reported in the Financial Highlights as 1.12% and 0.72%, respectively. The ratios of net investment income attributable to common shares and total managed assets were incorrectly reported in the Financial Highlights as 6.98% and 4.50%, respectively. Additionally, the Statement of Changes incorrectly reported net investment income and dividends to preferred

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

shareholders from net investment income as $29,192,916 and $(3,734,460), respectively. The misclassification did not affect the net asset value of the Fund or its total return, nor did it affect the distributions available or paid to the preferred and common shareholders and it did not have a material impact on the financial statements. However, for consistency in reporting, the presentation shown in the current report reflects the correct classification.

10. Shareholder Meeting Results (share amounts are not in thousands):

The Fund’s annual meeting of shareholders was held on May 9, 2005. Of the 29,152,821 common shares outstanding, the following shares were voted in the meeting:

	For	Withheld
Election of Class II Trustee:
Peter C. Erichsen	27,965,714	582,935

Of the 8,200 preferred shares outstanding, the following shares were voted in the meeting:

	For	Withheld
Election of Class II Trustees:
Peter C. Erichsen	4,306	5
Ronald A. Nyberg	4,306	5

Of the 8,200 preferred shares outstanding, the following shares were voted in the meeting:

	For	Against	Abstain
Approval of an amendment to the bylaws relating to the election of Trustees	3,125	18	7

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund

The Board of Trustees

Peter C. Erichsen, Chairman

Randolph L. Kohn, President

Nicholas Dalmaso

Michael Larson

Ronald A. Nyberg

Ronald E. Toupin, Jr.

Officers

Gregory B. McShea, Vice President

Amy M. Olmert, Chief Compliance Officer

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Steven M. Hill, Assistant Treasurer

Erin K. Morris, Assistant Treasurer

Heidemarie Gregoriev, Secretary

Richard C. Sarhaddi, Assistant Secretary

Investment Adviser

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Servicing Agent

Claymore Securities, Inc.

2455 Corporate West Drive

Lisle, IL 60532

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, NY 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

EquiServe Trust Company, N.A.

c/o Computershare Investor Services

P.O. Box 43010

Providence, RI 02940-3010

This report is sent to shareholders of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees, and on such terms as the Board of Trustees shall determine.

WIA-SAR-05

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: October 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: October 4, 2005

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: October 4, 2005